Debt - FY (Tables)	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Future Principal Payments
The following table summarizes the future principal payments of the Company’s debt (in thousands):

Year ending December 31:
2016	$1,500
2017	3,000
2018	3,000
2019	3,000
2020	19,500
Total principal payments	$30,000